SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                                   Suite 350
                             Washington D.C. 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184



                                                     May 6, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                 AllianceBernstein Variable Products Series Fund, Inc. File Nos. 33-18647 and 811-05398


Dear Sir or Madam:

      On behalf of the AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and the Statement of Additional Information for the Fund that would have been filed pursuant to Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 29, 2010.

                                   Sincerely,


                                 /s/ Young Seo
                           --------------------------
                                   Young Seo




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